Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk

20.	Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk
Fair value of financial instruments
The estimated fair values of Canon’s financial instruments at December 31, 2020 and 2019 are set forth below. The following summary excludes cash and cash equivalents, trade receivables, finance receivables, noncurrent receivables, short-term loans, trade payables and accrued expenses, and the fair values of these instruments approximate their carrying amounts. The summary also excludes investments and derivative instruments which are disclosed in Note 2 and Note 21, and Note 17, respectively.

	December 31
	2020		2019
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(Millions of yen)
Long-term debt, including current installments	(346,317)	(346,275)	(354,444)	(354,444)
The following methods and assumptions are used to estimate the fair value in the above table.
Long-term debt
Canon’s long-term debt instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity. The levels are more fully described in Note 21.
Limitations of fair value estimates
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
Concentrations of credit risk
At December 31, 2020 and 2019, one customer accounted for approximately 8% and 10% of consolidated trade receivables, respectively. Although Canon does not expect that the customer will fail to meet its obligations, Canon is potentially exposed to concentrations of credit risk if the customer failed to perform according to the terms of the contracts.